Shareholder Report, Average Annual Return (Details)	12 Months Ended	57 Months Ended		60 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Class A Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Modern Capital Tactical Income Fund - Class A Shares
Average Annual Return, Percent	4.50%				12.21%
Class ADV Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Modern Capital Tactical Income Fund - Class ADV Shares
Average Annual Return, Percent	4.53%	10.54%
Without Sales Load [Member] | Class A Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	0.21%				11.60%
Class A Shares | S&P 500 High Dividend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 High Dividend Index
Average Annual Return, Percent	7.75%				7.85%
Class ADV Shares | S&P 500 High Dividend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 High Dividend Index
Average Annual Return, Percent	7.75%	7.37%
Class A Shares | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	17.80%				11.50%
Class ADV Shares | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.80%	11.06%